Fair Value Measurements (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Parent Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 6,964,222	$ 10,663,075
Total
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	6,031,958,056	5,388,589,942
Total | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	5,547,791,181	4,863,355,623
Total | Cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	21,041,877	14,576,829
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	234,860,058	201,558,912
Total | Parent Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	228,264,940	309,098,578
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	6,031,958,056	5,388,589,942
Level 1 | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	5,547,791,181	4,863,355,623
Level 1 | Cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	21,041,877	14,576,829
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	234,860,058	201,558,912
Level 1 | Parent Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	228,264,940	309,098,578
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Parent Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Parent Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 0	$ 0